Related Parties Transactions and Balances (Details) - Schedule of compensation to key management personnel for work services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Compensation To Key Management Personnel For Work Services Abstract
Payroll, management fees, and other short-term benefits	$ 833	$ 1,181	$ 2,069
Share-based payments	270	303	297
Compensation paid to key management personnel	$ 1,103	$ 1,484	$ 2,366